CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 76,869	$ 82,051
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	58,435	59,554
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,518	3,657
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	8,448	8,737
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,179	8,593
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,289	$ 1,510